COMMITMENTS AND CONTINGENCIES (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
COMMITMENTS AND CONTINGENCIES
Commitment and contingencies	$ 0	$ 0	$ 0